GENERAL (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Goodwill		$ 9,963	$ 7,729	$ 7,872
Aurenz Gmbh [Member]
Business Combination [Line Items]
Business combination, date of acquisition	Jan. 09, 2025	Jan. 09, 2025
Business combination, equity interest acquired, percentage		100.00%
Business combination, consideration transferred	€ 1,823	$ 1,900
Goodwill		$ 1,720